Condensed Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 $ / shares shares
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares issued	1,000,000
Preferred stock, shares outstanding	1,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares issued	5,700,000
Common stock, shares outstanding	5,024,802
Treasury stock (Predecessor), common shares at cost	7,769